SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Non-Cash Operating Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in Non-Cash Operating Working Capital
Accounts receivable	$ 112,041	$ 8,493	$ (45,385)
Other current assets	(5,611)	4,475	(3,026)
Accounts payable	(515)	(11,005)	44,952
Changes in non-cash operating working capital	$ 105,915	$ 1,963	$ (3,459)